Severance costs - Schedule of severance costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Balances at December 31, 2017		$ 0
Additional severance agreements	$ 447	294
Payments	$ (667)	(74)
Balances at December 31, 2018		$ 220